UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile II Funds
(Institutional Class, Initial Class and Class L)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Conservative Profile II Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	47.42%
Fixed Interest Contract	22.40
Large Cap Equity	10.98
International Equity	6.35
Mid Cap Equity	5.79
Real Estate Equity	5.09
Small Cap Equity	1.97
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,036.13	$2.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.06
Initial Class
Actual	$1,000.00	$1,035.18	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.82
Class L
Actual	$1,000.00	$1,033.05	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.07
* Expenses are equal to the Fund's annualized expense ratio of 0.41% for the Institutional Class, 0.76% for the Initial Class and 1.01% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile II Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	32.92%
Fixed Interest Contract	21.85
Large Cap Equity	17.80
International Equity	10.28
Mid Cap Equity	9.37
Real Estate Equity	4.60
Small Cap Equity	3.18
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,034.74	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.41
Initial Class
Actual	$1,000.00	$1,033.78	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.12
Class L
Actual	$1,000.00	$1,031.98	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.37
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class, 0.82% for the Initial Class and 1.07% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile II Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.54%
Bond	23.99
Fixed Interest Contract	15.92
International Equity	14.16
Mid Cap Equity	12.93
Small Cap Equity	4.37
Real Estate Equity	4.09
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,033.94	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.92
Initial Class
Actual	$1,000.00	$1,032.17	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.67
Class L
Actual	$1,000.00	$1,031.65	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.92
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class, 0.93% for the Initial Class and 1.18% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile II Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.46%
Bond	17.98
International Equity	17.57
Mid Cap Equity	16.04
Fixed Interest Contract	8.94
Small Cap Equity	5.44
Real Estate Equity	3.57
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,033.00	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.42
Initial Class
Actual	$1,000.00	$1,032.60	$5.21
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.17
Class L
Actual	$1,000.00	$1,030.66	$6.46
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.42
* Expenses are equal to the Fund's annualized expense ratio of 0.68% for the Institutional Class, 1.03% for the Initial Class and 1.28% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.61%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile II Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	42.51%
International Equity	24.46
Mid Cap Equity	22.37
Small Cap Equity	7.56
Real Estate Equity	3.10
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,032.38	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.32
Initial Class
Actual	$1,000.00	$1,030.49	$6.11
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.07
Class L
Actual	$1,000.00	$1,028.14	$7.36
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.32
* Expenses are equal to the Fund's annualized expense ratio of 0.86% for the Institutional Class, 1.21% for the Initial Class and 1.46% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.76%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,842,734	Great-West Federated Bond Fund Institutional Class(a)	$ 38,043,064
5,310,026	Great-West Loomis Sayles Bond Fund Institutional Class(a)	49,595,640
2,504,792	Great-West Putnam High Yield Bond Institutional Class(a)	23,044,091
3,057,147	Great-West Short Duration Bond Fund Institutional Class(a)	30,540,898
5,663,563	Great-West Templeton Global Bond Fund Institutional Class(a)	49,782,718
3,817,572	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	37,984,841

TOTAL BOND MUTUAL FUNDS — 47.43% (Cost $238,523,056)		$228,991,252
EQUITY MUTUAL FUNDS
2,424,345	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	22,061,543
397,155	Great-West Invesco Small Cap Value Fund Institutional Class(a)	3,419,506
392,496	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,395,086
1,251,059	Great-West MFS International Growth Fund Institutional Class(a)	10,133,581
2,057,150	Great-West MFS International Value Fund Institutional Class(a)	20,530,357
1,781,974	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	15,770,473
Shares		Fair Value
Equity Mutual Funds — (continued)
305,732	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,721,017
2,104,708	Great-West Putnam Equity Income Fund Institutional Class(a)	18,626,668
2,317,524	Great-West Real Estate Index Fund Institutional Class(a)	24,588,925
2,164,608	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	18,615,628
689,246	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,906,837

TOTAL EQUITY MUTUAL FUNDS — 30.20% (Cost $149,460,193)		$145,769,621
Account Balance
FIXED INTEREST CONTRACT
108,167,205 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	108,167,205

TOTAL FIXED INTEREST CONTRACT — 22.41% (Cost $108,167,205)		$108,167,205
TOTAL INVESTMENTS — 100.04% (Cost $496,150,454)		$482,928,078
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (190,350)
TOTAL NET ASSETS — 100.00%		$482,737,728
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,391,625	Great-West Federated Bond Fund Institutional Class(a)	$ 13,777,084
1,926,382	Great-West Loomis Sayles Bond Fund Institutional Class(a)	17,992,408
909,826	Great-West Putnam High Yield Bond Institutional Class(a)	8,370,405
148,773	Great-West Short Duration Bond Fund Institutional Class(a)	1,486,240
2,057,393	Great-West Templeton Global Bond Fund Institutional Class(a)	18,084,488
1,383,517	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	13,765,994

TOTAL BOND MUTUAL FUNDS — 32.93% (Cost $76,187,664)		$ 73,476,619
EQUITY MUTUAL FUNDS
1,815,843	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	16,524,173
296,090	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,549,332
292,359	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,528,907
933,956	Great-West MFS International Growth Fund Institutional Class(a)	7,565,042
1,540,224	Great-West MFS International Value Fund Institutional Class(a)	15,371,437
1,339,809	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	11,857,306
Shares		Fair Value
Equity Mutual Funds — (continued)
226,696	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,017,594
1,577,167	Great-West Putnam Equity Income Fund Institutional Class(a)	13,957,928
968,356	Great-West Real Estate Index Fund Institutional Class(a)	10,274,254
1,618,895	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	13,922,497
513,581	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,401,393

TOTAL EQUITY MUTUAL FUNDS — 45.25% (Cost $104,919,844)		$100,969,863
Account Balance
FIXED INTEREST CONTRACT
48,777,056 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	48,777,056

TOTAL FIXED INTEREST CONTRACT — 21.86% (Cost $48,777,056)		$ 48,777,056
TOTAL INVESTMENTS — 100.04% (Cost $229,884,564)		$223,223,538
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (86,347)
TOTAL NET ASSETS — 100.00%		$223,137,191
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE II FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,259,094	Great-West Federated Bond Fund Institutional Class(a)	$ 52,065,034
7,267,812	Great-West Loomis Sayles Bond Fund Institutional Class(a)	67,881,363
3,425,882	Great-West Putnam High Yield Bond Institutional Class(a)	31,518,106
576,832	Great-West Short Duration Bond Fund Institutional Class(a)	5,762,557
7,783,030	Great-West Templeton Global Bond Fund Institutional Class(a)	68,412,837
5,223,630	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	51,975,115

TOTAL BOND MUTUAL FUNDS — 24.00% (Cost $292,598,331)		$ 277,615,012
EQUITY MUTUAL FUNDS
12,975,703	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	118,078,896
2,105,356	Great-West Invesco Small Cap Value Fund Institutional Class(a)	18,127,117
2,078,861	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	17,982,148
6,643,655	Great-West MFS International Growth Fund Institutional Class(a)	53,813,601
11,020,219	Great-West MFS International Value Fund Institutional Class(a)	109,981,785
9,579,966	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	84,782,702
Shares		Fair Value
Equity Mutual Funds — (continued)
1,621,105	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 14,427,829
11,277,407	Great-West Putnam Equity Income Fund Institutional Class(a)	99,805,049
4,464,269	Great-West Real Estate Index Fund Institutional Class(a)	47,365,896
11,556,747	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	99,388,028
3,672,761	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	31,475,562

TOTAL EQUITY MUTUAL FUNDS — 60.11% (Cost $702,478,515)		$ 695,228,613
Account Balance
FIXED INTEREST CONTRACT
184,233,115 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	184,233,115

TOTAL FIXED INTEREST CONTRACT — 15.93% (Cost $184,233,115)		$ 184,233,115
TOTAL INVESTMENTS — 100.04% (Cost $1,179,309,961)		$ 1,157,076,740
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (409,060)
TOTAL NET ASSETS — 100.00%		$ 1,156,667,680
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,354,245	Great-West Federated Bond Fund Institutional Class(a)	$ 13,407,028
1,872,695	Great-West Loomis Sayles Bond Fund Institutional Class(a)	17,490,970
879,908	Great-West Putnam High Yield Bond Institutional Class(a)	8,095,150
941,058	Great-West Short Duration Bond Fund Institutional Class(a)	9,401,171
1,999,159	Great-West Templeton Global Bond Fund Institutional Class(a)	17,572,612
1,345,355	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	13,386,280

TOTAL BOND MUTUAL FUNDS — 17.98% (Cost $82,474,954)		$ 79,353,211
EQUITY MUTUAL FUNDS
6,145,146	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	55,920,825
1,001,959	Great-West Invesco Small Cap Value Fund Institutional Class(a)	8,626,872
989,152	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	8,556,162
3,150,985	Great-West MFS International Growth Fund Institutional Class(a)	25,522,976
5,215,190	Great-West MFS International Value Fund Institutional Class(a)	52,047,594
4,534,098	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	40,126,767
Shares		Fair Value
Equity Mutual Funds — (continued)
769,710	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 6,850,427
5,336,054	Great-West Putnam Equity Income Fund Institutional Class(a)	47,224,081
1,485,633	Great-West Real Estate Index Fund Institutional Class(a)	15,762,567
5,479,180	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	47,120,952
1,738,459	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	14,898,593

TOTAL EQUITY MUTUAL FUNDS — 73.11% (Cost $335,578,152)		$322,657,816
Account Balance
FIXED INTEREST CONTRACT
39,481,433 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	39,481,433

TOTAL FIXED INTEREST CONTRACT — 8.95% (Cost $39,481,433)		$ 39,481,433
TOTAL INVESTMENTS — 100.04% (Cost $457,534,539)		$441,492,460
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (161,040)
TOTAL NET ASSETS — 100.00%		$441,331,420
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
11,488,956	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	$104,549,501
1,864,619	Great-West Invesco Small Cap Value Fund Institutional Class(a)	16,054,371
1,841,211	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	15,926,477
5,873,401	Great-West MFS International Growth Fund Institutional Class(a)	47,574,548
9,732,534	Great-West MFS International Value Fund Institutional Class(a)	97,130,688
8,478,243	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	75,032,446
1,432,980	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	12,753,521
9,994,654	Great-West Putnam Equity Income Fund Institutional Class(a)	88,452,687
Shares		Fair Value
Equity Mutual Funds — (continued)
1,728,000	Great-West Real Estate Index Fund Institutional Class(a)	$ 18,334,078
10,238,776	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	88,053,471
3,249,382	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,847,207

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $612,934,783)		$591,708,995
TOTAL INVESTMENTS — 100.04% (Cost $612,934,783)		$591,708,995
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (215,391)
TOTAL NET ASSETS — 100.00%		$591,493,604
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund
ASSETS:
Investments at fair value, affiliated(a)	$482,928,078	$223,223,538	$1,157,076,740
Subscriptions receivable	475,849	377,110	1,729,962
Receivable for investments sold	570,915	-	323,394
Total Assets	483,974,842	223,600,648	1,159,130,096
LIABILITIES:
Payable to investment adviser	18,508	8,749	58,854
Payable for administrative services fees	129,713	59,128	310,902
Redemptions payable	1,046,764	84,600	2,053,356
Payable for investments purchased	-	292,510	-
Payable for distribution fees	42,129	18,470	39,304
Total Liabilities	1,237,114	463,457	2,462,416
NET ASSETS	$482,737,728	$223,137,191	$1,156,667,680
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,656,987	$2,517,094	$15,323,525
Paid-in capital in excess of par	516,088,822	232,140,398	1,285,544,908
Net unrealized depreciation	(13,222,376)	(6,661,026)	(22,233,221)
Undistributed net investment income	2,080,206	89,200	6,142,397
Accumulated net realized loss	(27,865,911)	(4,948,475)	(128,109,929)
NET ASSETS	$482,737,728	$223,137,191	$1,156,667,680
NET ASSETS BY CLASS
Initial Class	$247,445,705	$116,190,235	$893,457,339
Class L	$211,782,715	$94,155,160	$197,005,382
Institutional Class	$23,509,308	$12,791,796	$66,204,959
CAPITAL STOCK:
Authorized
Initial Class	100,000,000	100,000,000	250,000,000
Class L	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	15,000,000
Issued and Outstanding
Initial Class	30,945,524	13,721,584	126,516,724
Class L	23,180,231	10,112,491	19,757,861
Institutional Class	2,444,118	1,336,861	6,960,663
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.00	$8.47	$7.06
Class L	$9.14	$9.31	$9.97
Institutional Class	$9.62	$9.57	$9.51
(a) Cost of investments, affiliated	$496,150,454	$229,884,564	$1,179,309,961
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund
ASSETS:
Investments at fair value, affiliated(a)	$441,492,460	$591,708,995
Subscriptions receivable	354,484	1,300,004
Receivable for investments sold	269,160	-
Total Assets	442,116,104	593,008,999
LIABILITIES:
Payable to investment adviser	28,177	48,261
Payable for administrative services fees	115,659	157,406
Redemptions payable	623,644	1,094,526
Payable for investments purchased	-	205,478
Payable for distribution fees	17,204	9,724
Total Liabilities	784,684	1,515,395
NET ASSETS	$441,331,420	$591,493,604
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,393,567	$8,260,491
Paid-in capital in excess of par	455,123,165	665,939,266
Net unrealized depreciation	(16,042,079)	(21,225,788)
Undistributed net investment income	861,924	8,116,925
Accumulated net realized loss	(4,005,157)	(69,597,290)
NET ASSETS	$441,331,420	$591,493,604
NET ASSETS BY CLASS
Initial Class	$320,009,416	$502,065,501
Class L	$88,165,079	$48,609,971
Institutional Class	$33,156,925	$40,818,132
CAPITAL STOCK:
Authorized
Initial Class	100,000,000	175,000,000
Class L	35,000,000	35,000,000
Institutional Class	10,000,000	10,000,000
Issued and Outstanding
Initial Class	40,674,576	73,942,091
Class L	9,760,199	4,277,455
Institutional Class	3,500,895	4,385,366
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$7.87	$6.79
Class L	$9.03	$11.36
Institutional Class	$9.47	$9.31
(a) Cost of investments, affiliated	$457,534,539	$612,934,783
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund
INVESTMENT INCOME:
Interest, affiliated	$737,464	$322,908	$1,307,822
Dividends, affiliated	5,014,947	2,032,823	9,730,279
Total Income	5,752,411	2,355,731	11,038,101
EXPENSES:
Management fees	219,532	98,349	547,112
Administrative services fees – Initial Class	426,723	199,388	1,545,993
Administrative services fees – Class L	319,905	135,614	302,515
Distribution fees – Class L	228,771	97,023	216,274
Total Expenses	1,194,931	530,374	2,611,894
Less amount waived for management fees	157,578	68,865	280,254
Net Expenses	1,037,353	461,509	2,331,640
NET INVESTMENT INCOME	4,715,058	1,894,222	8,706,461
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(2,041,672)	(1,627,860)	2,339,812
Realized gain distributions received, affiliated	324,371	232,010	1,839,392
Net Realized Gain (Loss)	(1,717,301)	(1,395,850)	4,179,204
Net change in unrealized appreciation on investments	12,158,251	6,064,297	22,834,611
Net Realized and Unrealized Gain	10,440,950	4,668,447	27,013,815
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,156,008	$6,562,669	$35,720,276
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund
INVESTMENT INCOME:
Interest, affiliated	$269,015	$-
Dividends, affiliated	3,441,266	3,712,033
Total Income	3,710,281	3,712,033
EXPENSES:
Management fees	200,225	286,293
Administrative services fees – Initial Class	540,149	867,580
Administrative services fees – Class L	131,941	75,537
Distribution fees – Class L	94,367	53,991
Total Expenses	966,682	1,283,401
Less amount waived for management fees	57,491	-
Net Expenses	909,191	1,283,401
NET INVESTMENT INCOME	2,801,090	2,428,632
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,423,437	5,212,669
Realized gain distributions received, affiliated	827,284	1,673,450
Net Realized Gain	2,250,721	6,886,119
Net change in unrealized appreciation on investments	8,539,233	8,198,531
Net Realized and Unrealized Gain	10,789,954	15,084,650
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,591,044	$17,513,282
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Conservative Profile II Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$4,715,058	$9,746,839
Net realized gain (loss)	(1,717,301)	12,806,496
Net change in unrealized appreciation (depreciation)	12,158,251	(26,926,230)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,156,008	(4,372,895)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,874,622)	(8,009,415)
Class L	(1,918,707)	(2,639,717)
Institutional Class	(260,502)	(53,053)
From net investment income	(5,053,831)	(10,702,185)
From net realized gains
Initial Class	-	(10,462,546)
Class L	-	(5,423,459)
Institutional Class	-	(136,358)
From net realized gains	0	(16,022,363)
Total Distributions	(5,053,831)	(26,724,548)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	39,934,067	90,610,095
Class L	78,323,036	132,167,831
Institutional Class	18,324,577	7,470,152
Shares issued in reinvestment of distributions
Initial Class	2,874,622	18,471,961
Class L	1,918,707	8,063,176
Institutional Class	260,502	189,411
Shares redeemed
Initial Class	(52,222,949)	(164,334,593)
Class L	(37,874,452)	(54,473,451)
Institutional Class	(1,805,822)	(935,831)
Net Increase in Net Assets Resulting from Capital Share Transactions	49,732,288	37,228,751
Total Increase in Net Assets	59,834,465	6,131,308
NET ASSETS:
Beginning of Period	422,903,263	416,771,955
End of Period(a)	$482,737,728	$422,903,263
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Conservative Profile II Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	5,096,635	10,795,311
Class L	8,729,619	13,967,104
Institutional Class	1,924,200	759,552
Shares issued in reinvestment of distributions
Initial Class	363,876	2,302,063
Class L	212,482	887,142
Institutional Class	27,421	20,128
Shares redeemed
Initial Class	(6,672,475)	(19,619,849)
Class L	(4,225,864)	(5,763,480)
Institutional Class	(190,473)	(96,710)
Net Increase	5,265,421	3,251,261
(a) Including undistributed net investment income:	$2,080,206	$2,418,979
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Moderately Conservative Profile II Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$1,894,222	$4,005,178
Net realized gain (loss)	(1,395,850)	7,567,031
Net change in unrealized appreciation (depreciation)	6,064,297	(13,523,180)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,562,669	(1,950,971)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(1,203,835)	(3,049,065)
Class L	(792,050)	(1,108,540)
Institutional Class	(136,895)	(6,698)
From net investment income	(2,132,780)	(4,164,303)
From net realized gains
Initial Class	-	(5,373,350)
Class L	-	(2,667,635)
Institutional Class	-	(10,883)
From net realized gains	0	(8,051,868)
Total Distributions	(2,132,780)	(12,216,171)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	12,244,940	46,112,911
Class L	38,529,711	66,813,006
Institutional Class	14,110,805	566,590
Shares issued in reinvestment of distributions
Initial Class	1,203,835	8,422,415
Class L	792,050	3,776,175
Institutional Class	136,895	17,581
Shares redeemed
Initial Class	(19,129,189)	(44,108,319)
Class L	(16,549,395)	(24,938,047)
Institutional Class	(2,118,316)	(6,480)
Net Increase in Net Assets Resulting from Capital Share Transactions	29,221,336	56,655,832
Total Increase in Net Assets	33,651,225	42,488,690
NET ASSETS:
Beginning of Period	189,485,966	146,997,276
End of Period(a)	$223,137,191	$189,485,966
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Moderately Conservative Profile II Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	1,478,914	5,208,930
Class L	4,217,451	6,867,644
Institutional Class	1,495,799	57,280
Shares issued in reinvestment of distributions
Initial Class	144,518	993,793
Class L	86,468	407,465
Institutional Class	14,548	1,872
Shares redeemed
Initial Class	(2,334,607)	(4,978,257)
Class L	(1,817,809)	(2,573,038)
Institutional Class	(231,962)	(676)
Net Increase	3,053,320	5,985,013
(a) Including undistributed net investment income:	$89,200	$327,758
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Moderate Profile II Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$8,706,461	$25,374,577
Net realized gain	4,179,204	71,762,799
Net change in unrealized appreciation (depreciation)	22,834,611	(106,098,406)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,720,276	(8,961,030)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(8,900,636)	(25,066,809)
Class L	(1,102,482)	(1,968,516)
Institutional Class	(573,968)	(160,691)
From net investment income	(10,577,086)	(27,196,016)
From net realized gains
Initial Class	-	(69,814,815)
Class L	-	(8,201,885)
Institutional Class	-	(595,867)
From net realized gains	0	(78,612,567)
Total Distributions	(10,577,086)	(105,808,583)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	88,363,939	250,680,590
Class L	59,497,111	128,784,489
Institutional Class	48,704,620	21,286,579
Shares issued in reinvestment of distributions
Initial Class	8,900,636	94,881,624
Class L	1,102,482	10,170,401
Institutional Class	573,968	756,558
Shares redeemed
Initial Class	(144,993,154)	(381,212,118)
Class L	(33,756,324)	(46,899,646)
Institutional Class	(4,429,029)	(885,429)
Net Increase in Net Assets Resulting from Capital Share Transactions	23,964,249	77,563,048
Total Increase (Decrease) in Net Assets	49,107,439	(37,206,565)
NET ASSETS:
Beginning of Period	1,107,560,241	1,144,766,806
End of Period(a)	$1,156,667,680	$1,107,560,241
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Moderate Profile II Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	12,870,376	32,736,521
Class L	6,122,119	12,270,631
Institutional Class	5,227,704	2,159,325
Shares issued in reinvestment of distributions
Initial Class	1,286,219	13,334,371
Class L	112,844	1,027,577
Institutional Class	61,584	81,089
Shares redeemed
Initial Class	(21,101,875)	(50,210,647)
Class L	(3,491,838)	(4,499,967)
Institutional Class	(478,165)	(90,874)
Net Increase	608,968	6,808,026
(a) Including undistributed net investment income:	$6,142,397	$8,013,022
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Moderately Aggressive Profile II Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$2,801,090	$8,556,324
Net realized gain	2,250,721	28,800,387
Net change in unrealized appreciation (depreciation)	8,539,233	(40,909,903)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,591,044	(3,553,192)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,784,416)	(7,756,966)
Class L	(565,995)	(975,472)
Institutional Class	(292,251)	(16,536)
From net investment income	(3,642,662)	(8,748,974)
From net realized gains
Initial Class	-	(23,983,582)
Class L	-	(4,090,969)
Institutional Class	-	(40,696)
From net realized gains	0	(28,115,247)
Total Distributions	(3,642,662)	(36,864,221)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	30,731,180	84,791,716
Class L	34,864,094	70,157,041
Institutional Class	32,061,676	1,672,764
Shares issued in reinvestment of distributions
Initial Class	2,784,416	31,740,548
Class L	565,995	5,066,441
Institutional Class	292,251	57,232
Shares redeemed
Initial Class	(37,277,862)	(106,017,393)
Class L	(20,229,354)	(27,203,816)
Institutional Class	(1,429,271)	(141,642)
Net Increase in Net Assets Resulting from Capital Share Transactions	42,363,125	60,122,891
Total Increase in Net Assets	52,311,507	19,705,478
NET ASSETS:
Beginning of Period	389,019,913	369,314,435
End of Period(a)	$441,331,420	$389,019,913
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Moderately Aggressive Profile II Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	4,028,890	9,948,342
Class L	3,979,387	7,266,777
Institutional Class	3,464,451	168,127
Shares issued in reinvestment of distributions
Initial Class	362,554	4,020,703
Class L	64,245	563,164
Institutional Class	31,629	6,147
Shares redeemed
Initial Class	(4,887,409)	(12,601,462)
Class L	(2,314,379)	(2,825,744)
Institutional Class	(154,488)	(14,971)
Net Increase	4,574,880	6,531,083
(a) Including undistributed net investment income:	$861,924	$1,703,496
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Aggressive Profile II Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$2,428,632	$12,685,720
Net realized gain	6,886,119	75,391,114
Net change in unrealized appreciation (depreciation)	8,198,531	(90,722,485)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,513,282	(2,645,651)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(3,723,470)	(14,106,907)
Class L	(130,192)	(539,091)
Institutional Class	(269,701)	(32)
From net investment income	(4,123,363)	(14,646,030)
From net realized gains
Initial Class	-	(66,026,945)
Class L	-	(3,007,535)
Institutional Class	-	(1,110,566)
From net realized gains	0	(70,145,046)
Total Distributions	(4,123,363)	(84,791,076)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	52,583,427	164,951,863
Class L	17,146,963	33,194,280
Institutional Class	22,896,930	22,832,488
Shares issued in reinvestment of distributions
Initial Class	3,723,470	80,133,852
Class L	130,192	3,546,626
Institutional Class	269,701	1,110,598
Shares redeemed
Initial Class	(89,304,698)	(290,865,149)
Class L	(11,847,629)	(18,657,970)
Institutional Class	(4,801,140)	(1,208,409)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,202,784)	(4,961,821)
Total Increase (Decrease) in Net Assets	4,187,135	(92,398,548)
NET ASSETS:
Beginning of Period	587,306,469	679,705,017
End of Period(a)	$591,493,604	$587,306,469
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Aggressive Profile II Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	8,062,857	21,363,287
Class L	1,576,105	2,713,421
Institutional Class	2,591,010	2,301,097
Shares issued in reinvestment of distributions
Initial Class	566,738	11,633,550
Class L	11,836	314,261
Institutional Class	29,933	121,244
Shares redeemed
Initial Class	(13,637,397)	(38,069,014)
Class L	(1,100,830)	(1,523,063)
Institutional Class	(532,535)	(125,383)
Net Decrease	(2,432,283)	(1,270,600)
(a) Including undistributed net investment income:	$8,116,925	$9,811,656
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the period ended June 30, 2016 (Unaudited)
Great-West Conservative Profile II Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$15,156,008
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(105,620,467)
Proceeds from sale of investments	56,616,571
Increase in accrued interest on Great-West Life & Annuity Contract	(737,464)
Net realized loss	2,041,672
Net change in unrealized appreciation	(12,158,251)
Decrease in receivable for investments sold	4,044,567
Increase in payable to investment advisor	11,741
Increase in payable for administrative services fees	3,694
Decrease in payable for investments purchased	(1,642,922)
Increase in payable for distribution fees	8,039
Net Cash Used by Operating Activities	(42,276,812)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	138,032,859
Payment on shares redeemed	(95,756,047)
Net Cash Provided in Financing Activities	42,276,812
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$5,053,831
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the period ended June 30, 2016 (Unaudited)
Great-West Moderately Conservative Profile II Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$6,562,669
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(61,307,951)
Proceeds from sale of investments	32,402,760
Increase in accrued interest on Great-West Life & Annuity Contract	(322,908)
Net realized loss	1,627,860
Net change in unrealized appreciation	(6,064,297)
Increase in payable to investment advisor	5,522
Increase in payable for administrative services fees	3,520
Decrease in payable for investments purchased	(1,754,058)
Increase in payable for distribution fees	4,269
Net Cash Used by Operating Activities	(28,842,614)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	68,091,451
Payment on shares redeemed	(39,248,837)
Net Cash Provided in Financing Activities	28,842,614
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$2,132,780
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the period ended June 30, 2016 (Unaudited)
Great-West Moderate Profile II Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$35,720,276
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(192,899,835)
Proceeds from sale of investments	170,269,744
Increase in accrued interest on Great-West Life & Annuity Contract	(1,307,822)
Net realized gain	(2,339,812)
Net change in unrealized appreciation	(22,834,611)
Decrease in receivable for investments sold	11,372,995
Increase in payable to investment advisor	18,649
Decrease in payable for administrative services fees	(18,832)
Decrease in payable for investments purchased	(113,019)
Increase in payable for distribution fees	5,080
Net Cash Used by Operating Activities	(2,127,187)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	196,017,842
Payment on shares redeemed	(193,890,655)
Net Cash Provided in Financing Activities	2,127,187
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$10,577,086
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)
Initial Class
06/30/2016	$ 7.82	0.08 (c)	0.19	0.27	(0.09)	-	(0.09)	$8.00	3.52% (d)
12/31/2015	$ 8.46	0.19 (c)	(0.26)	(0.07)	(0.24)	(0.33)	(0.57)	$7.82	(0.95%)
12/31/2014	$ 8.61	0.24 (c)	0.20	0.44	(0.27)	(0.32)	(0.59)	$8.46	5.05%
12/31/2013	$ 8.56	0.24 (c)	0.40	0.64	(0.21)	(0.38)	(0.59)	$8.61	7.68%
12/31/2012	$ 8.20	0.21 (c)	0.54	0.75	(0.23)	(0.16)	(0.39)	$8.56	9.10%
12/31/2011	$ 8.92	0.23	(0.12)	0.11	(0.20)	(0.63)	(0.83)	$8.20	1.29%
Class L
06/30/2016	$ 8.93	0.09 (c)	0.20	0.29	(0.08)	-	(0.08)	$9.14	3.30% (d)
12/31/2015	$ 9.54	0.22 (c)	(0.32)	(0.10)	(0.18)	(0.33)	(0.51)	$8.93	(1.15%)
12/31/2014	$ 9.63	0.28 (c)	0.18	0.46	(0.23)	(0.32)	(0.55)	$9.54	4.79%
12/31/2013	$ 9.48	0.28 (c)	0.42	0.70	(0.17)	(0.38)	(0.55)	$9.63	7.43%
12/31/2012	$ 9.10	0.41 (c)	0.39	0.80	(0.26)	(0.16)	(0.42)	$9.48	8.89%
12/31/2011 (e)	$10.00	0.11	(0.29)	(0.18)	(0.20)	(0.52)	(0.72)	$9.10	(1.74%) (d)
Institutional Class
06/30/2016	$ 9.39	0.19 (c)	0.15	0.34	(0.11)	-	(0.11)	$9.62	3.61% (d)
12/31/2015 (f)	$10.00	0.21 (c)	(0.43)	(0.22)	(0.18)	(0.21)	(0.39)	$9.39	(2.28%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Initial Class
06/30/2016	$247,446	0.45% (i)	0.38% (i)	N/A	2.10% (i)	13% (d)
12/31/2015	$251,629	0.32%	0.27%	N/A	2.22%	33% (j)
12/31/2014	$327,351	0.10%	0.10%	N/A	2.70%	20%
12/31/2013	$342,761	0.10%	0.10%	2.66%	2.66%	36%
12/31/2012	$326,193	0.10%	0.10%	2.42%	2.42%	24%
12/31/2011	$295,168	0.10%	0.10%	2.74%	2.74%	35%
Class L
06/30/2016	$211,783	0.70% (i)	0.63% (i)	N/A	2.09% (i)	13% (d)
12/31/2015	$164,862	0.61%	0.55%	N/A	2.35%	33% (j)
12/31/2014	$ 89,421	0.35%	0.35%	N/A	2.87%	20%
12/31/2013	$ 59,915	0.35%	0.35%	2.85%	2.85%	36%
12/31/2012	$ 30,931	0.35%	0.35%	4.29%	4.29%	24%
12/31/2011 (e)	$ 2,341	0.35% (i)	0.34% (i)	10.76% (i)	10.77% (i)	35%
Institutional Class
06/30/2016	$ 23,509	0.10% (i)	0.03% (i)	N/A	3.97% (i)	13% (d)
12/31/2015 (f)	$ 6,412	0.10% (i)	0.02% (i)	N/A	3.15% (i)	33% (j)
(a)	Total return shown net of expenses waived and/or distribution fees waived, if applicable. Without the expense waiver and/or distribution fees waived, the return would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was July 29, 2011.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)
Initial Class
06/30/2016	$ 8.28	0.08 (c)	0.20	0.28	(0.09)	-	(0.09)	$8.47	3.38% (d)
12/31/2015	$ 8.97	0.20 (c)	(0.28)	(0.08)	(0.22)	(0.39)	(0.61)	$8.28	(0.82%)
12/31/2014	$ 9.10	0.27 (c)	0.26	0.53	(0.28)	(0.38)	(0.66)	$8.97	5.79%
12/31/2013	$ 8.66	0.29 (c)	0.73	1.02	(0.23)	(0.35)	(0.58)	$9.10	12.03%
12/31/2012	$ 8.07	0.19 (c)	0.69	0.88	(0.19)	(0.10)	(0.29)	$8.66	10.83%
12/31/2011	$ 9.25	0.51	(0.52)	(0.01)	(0.51)	(0.66)	(1.17)	$8.07	(0.02%)
Class L
06/30/2016	$ 9.10	0.08 (c)	0.21	0.29	(0.08)	-	(0.08)	$9.31	3.20% (d)
12/31/2015	$ 9.77	0.24 (c)	(0.34)	(0.10)	(0.18)	(0.39)	(0.57)	$9.10	(1.03%)
12/31/2014	$ 9.85	0.43 (c)	0.12	0.55	(0.25)	(0.38)	(0.63)	$9.77	5.56%
12/31/2013	$ 9.32	0.33 (c)	0.74	1.07	(0.19)	(0.35)	(0.54)	$9.85	11.62%
12/31/2012	$ 8.71	0.33 (c)	0.59	0.92	(0.21)	(0.10)	(0.31)	$9.32	10.64%
12/31/2011 (e)	$10.00	0.62	(0.90)	(0.28)	(0.53)	(0.48)	(1.01)	$8.71	(2.86%) (d)
Institutional Class
06/30/2016	$ 9.35	0.20 (c)	0.12	0.32	(0.10)	-	(0.10)	$9.57	3.47% (d)
12/31/2015 (f)	$10.00	0.24 (c)	(0.50)	(0.26)	(0.20)	(0.19)	(0.39)	$9.35	(2.58%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Initial Class
06/30/2016	$116,190	0.45% (i)	0.38% (i)	N/A	1.85% (i)	16% (d)
12/31/2015	$119,532	0.34%	0.28%	N/A	2.26%	28% (j)
12/31/2014	$118,432	0.10%	0.10%	N/A	2.90%	19%
12/31/2013	$110,669	0.10%	0.10%	3.16%	3.16%	30%
12/31/2012	$ 82,253	0.10%	0.10%	2.28%	2.28%	32%
12/31/2011	$ 62,684	0.10%	0.10%	2.40%	2.40%	52%
Class L
06/30/2016	$ 94,155	0.70% (i)	0.63% (i)	N/A	1.87% (i)	16% (d)
12/31/2015	$ 69,408	0.62%	0.56%	N/A	2.47%	28% (j)
12/31/2014	$ 28,566	0.35%	0.35%	N/A	4.27%	19%
12/31/2013	$ 8,787	0.35%	0.35%	3.38%	3.38%	30%
12/31/2012	$ 2,712	0.35%	0.35%	3.52%	3.53%	32%
12/31/2011 (e)	$ 522	0.35% (i)	0.33% (i)	6.05% (i)	6.07% (i)	52%
Institutional Class
06/30/2016	$ 12,792	0.10% (i)	0.04% (i)	N/A	4.39% (i)	16% (d)
12/31/2015 (f)	$ 547	0.10% (i)	0.02% (i)	N/A	3.63% (i)	28% (j)
(a)	Total return shown net of expenses waived and/or distribution fees waived, if applicable. Without the expense waiver and/or distribution fees waived, the return would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was July 29, 2011.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)
Initial Class
06/30/2016	$ 6.91	0.05 (c)	0.17	0.22	(0.07)	-	(0.07)	$ 7.06	3.22% (d)
12/31/2015	$ 7.69	0.16 (c)	(0.21)	(0.05)	(0.19)	(0.54)	(0.73)	$ 6.91	(0.65%)
12/31/2014	$ 7.97	0.24 (c)	0.28	0.52	(0.26)	(0.54)	(0.80)	$ 7.69	6.44%
12/31/2013	$ 7.41	0.26 (c)	0.94	1.20	(0.23)	(0.41)	(0.64)	$ 7.97	16.29%
12/31/2012	$ 6.93	0.13 (c)	0.73	0.86	(0.15)	(0.23)	(0.38)	$ 7.41	12.47%
12/31/2011	$ 7.77	0.16	(0.24)	(0.08)	(0.14)	(0.62)	(0.76)	$ 6.93	(1.05%)
Class L
06/30/2016	$ 9.72	0.07 (c)	0.24	0.31	(0.06)	-	(0.06)	$ 9.97	3.17% (d)
12/31/2015	$10.50	0.25 (c)	(0.35)	(0.10)	(0.14)	(0.54)	(0.68)	$ 9.72	(0.96%)
12/31/2014	$10.60	0.34 (c)	0.32	0.66	(0.22)	(0.54)	(0.76)	$10.50	6.22%
12/31/2013	$ 9.67	0.44 (c)	1.09	1.53	(0.19)	(0.41)	(0.60)	$10.60	16.03%
12/31/2012	$ 8.96	0.30 (c)	0.79	1.09	(0.15)	(0.23)	(0.38)	$ 9.67	12.16%
12/31/2011 (e)	$10.00	0.10	(0.49)	(0.39)	(0.14)	(0.51)	(0.65)	$ 8.96	(3.87%) (d)
Institutional Class
06/30/2016	$ 9.28	0.14 (c)	0.17	0.31	(0.08)	-	(0.08)	$ 9.51	3.39% (d)
12/31/2015 (f)	$10.00	0.27 (c)	(0.56)	(0.29)	(0.14)	(0.29)	(0.43)	$ 9.28	(2.95%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Initial Class
06/30/2016	$ 893,457	0.45% (i)	0.40% (i)	N/A	1.55% (i)	15% (d)
12/31/2015	$ 922,155	0.33%	0.29%	N/A	2.14%	27% (j)
12/31/2014	$1,058,466	0.10%	0.10%	N/A	2.98%	16%
12/31/2013	$1,052,991	0.10%	0.10%	3.30%	3.30%	26%
12/31/2012	$ 911,410	0.10%	0.10%	1.81%	1.81%	27%
12/31/2011	$ 862,977	0.10%	0.10%	1.94%	1.94%	34%
Class L
06/30/2016	$ 197,005	0.70% (i)	0.65% (i)	N/A	1.48% (i)	15% (d)
12/31/2015	$ 165,462	0.61%	0.57%	N/A	2.38%	27% (j)
12/31/2014	$ 86,301	0.35%	0.35%	N/A	3.13%	16%
12/31/2013	$ 57,709	0.35%	0.35%	4.21%	4.21%	26%
12/31/2012	$ 20,369	0.35%	0.35%	3.08%	3.08%	27%
12/31/2011 (e)	$ 1,357	0.35% (i)	0.34% (i)	8.10% (i)	8.12% (i)	34%
Institutional Class
06/30/2016	$ 66,205	0.10% (i)	0.05% (i)	N/A	2.98% (i)	15% (d)
12/31/2015 (f)	$ 19,943	0.10% (i)	0.05% (i)	N/A	4.18% (i)	27% (j)
(a)	Total return shown net of expenses waived and/or distribution fees waived, if applicable. Without the expense waiver and/or distribution fees waived, the return would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was July 29, 2011.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)
Initial Class
06/30/2016	$ 7.69	0.05 (c)	0.20	0.25	(0.07)	-	(0.07)	$7.87	3.26% (d)
12/31/2015	$ 8.54	0.18 (c)	(0.24)	(0.06)	(0.19)	(0.60)	(0.79)	$7.69	(0.64%)
12/31/2014	$ 8.77	0.28 (c)	0.34	0.62	(0.28)	(0.57)	(0.85)	$8.54	7.06%
12/31/2013	$ 7.81	0.33 (c)	1.25	1.58	(0.24)	(0.38)	(0.62)	$8.77	20.44%
12/31/2012	$ 7.07	0.13 (c)	0.86	0.99	(0.13)	(0.12)	(0.25)	$7.81	14.07%
12/31/2011	$ 9.19	0.73	(0.93)	(0.20)	(0.73)	(1.19)	(1.92)	$7.07	(2.10%)
Class L
06/30/2016	$ 8.82	0.05 (c)	0.22	0.27	(0.06)	-	(0.06)	$9.03	3.07% (d)
12/31/2015	$ 9.66	0.23 (c)	(0.33)	(0.10)	(0.14)	(0.60)	(0.74)	$8.82	(0.99%)
12/31/2014	$ 9.80	0.43 (c)	0.24	0.67	(0.24)	(0.57)	(0.81)	$9.66	6.84%
12/31/2013	$ 8.67	0.59 (c)	1.15	1.74	(0.23)	(0.38)	(0.61)	$9.80	20.17%
12/31/2012	$ 7.85	0.21 (c)	0.86	1.07	(0.13)	(0.12)	(0.25)	$8.67	13.76%
12/31/2011 (e)	$10.00	0.75	(1.23)	(0.48)	(0.73)	(0.94)	(1.67)	$7.85	(4.75%) (d)
Institutional Class
06/30/2016	$ 9.25	0.14 (c)	0.16	0.30	(0.08)	-	(0.08)	$9.47	3.30% (d)
12/31/2015 (f)	$10.00	0.26 (c)	(0.57)	(0.31)	(0.17)	(0.27)	(0.44)	$9.25	(3.22%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Initial Class
06/30/2016	$320,009	0.45% (i)	0.42% (i)	N/A	1.35% (i)	15% (d)
12/31/2015	$316,691	0.33%	0.31%	N/A	2.09%	29% (j)
12/31/2014	$340,089	0.10%	0.10%	N/A	3.16%	15%
12/31/2013	$310,499	0.10%	0.10%	3.85%	3.85%	21%
12/31/2012	$219,542	0.10%	0.10%	1.67%	1.67%	32%
12/31/2011	$185,733	0.10%	0.10%	1.75%	1.75%	54%
Class L
06/30/2016	$ 88,165	0.70% (i)	0.67% (i)	N/A	1.25% (i)	15% (d)
12/31/2015	$ 70,855	0.61%	0.59%	N/A	2.41%	29% (j)
12/31/2014	$ 29,225	0.35%	0.35%	N/A	4.25%	15%
12/31/2013	$ 10,506	0.35%	0.35%	6.05%	6.05%	21%
12/31/2012	$ 1,587	0.35%	0.35%	2.44%	2.44%	32%
12/31/2011 (e)	$ 115	0.35% (i)	0.31% (i)	5.15% (i)	5.18% (i)	54%
Institutional Class
06/30/2016	$ 33,157	0.10% (i)	0.07% (i)	N/A	3.06% (i)	15% (d)
12/31/2015 (f)	$ 1,473	0.10% (i)	0.07% (i)	N/A	3.96% (i)	29% (j)
(a)	Total return shown net of expenses waived and/or distribution fees waived, if applicable. Without the expense waiver and/or distribution fees waived, the return would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was July 29, 2011.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)
Initial Class
06/30/2016	$ 6.64	0.03 (c)	0.17	0.20	(0.05)	-	(0.05)	$ 6.79	3.05% (d)
12/31/2015	$ 7.76	0.14 (c)	(0.19)	(0.05)	(0.19)	(0.88)	(1.07)	$ 6.64	(0.64%)
12/31/2014	$ 8.23	0.27 (c)	0.42	0.69	(0.28)	(0.88)	(1.16)	$ 7.76	8.34%
12/31/2013	$ 7.28	0.35 (c)	1.74	2.09	(0.18)	(0.96)	(1.14)	$ 8.23	29.07%
12/31/2012	$ 6.42	0.07 (c)	0.99	1.06	(0.07)	(0.13)	(0.20)	$ 7.28	16.64%
12/31/2011	$ 6.92	0.07	(0.39)	(0.32)	(0.07)	(0.11)	(0.18)	$ 6.42	(4.44%)
Class L
06/30/2016	$11.08	0.04 (c)	0.27	0.31	(0.03)	-	(0.03)	$11.36	2.81% (d)
12/31/2015	$12.23	0.25 (c)	(0.35)	(0.10)	(0.17)	(0.88)	(1.05)	$11.08	(0.76%)
12/31/2014	$12.36	0.45 (c)	0.54	0.99	(0.24)	(0.88)	(1.12)	$12.23	7.96%
12/31/2013	$10.48	0.69 (c)	2.30	2.99	(0.15)	(0.96)	(1.11)	$12.36	28.75%
12/31/2012	$ 9.18	0.17 (c)	1.33	1.50	(0.07)	(0.13)	(0.20)	$10.48	16.38%
12/31/2011 (e)	$10.00	0.08	(0.76)	(0.68)	(0.08)	(0.06)	(0.14)	$ 9.18	(6.86%) (d)
Institutional Class
06/30/2016	$ 9.08	0.06 (c)	0.23	0.29	(0.06)	-	(0.06)	$ 9.31	3.24% (d)
12/31/2015 (f)	$10.00	0.30 (c)	(0.68)	(0.38)	(0.03)	(0.51)	(0.54)	$ 9.08	(3.83%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Initial Class
06/30/2016	$502,066	0.45% (i)	0.45% (i)	N/A	0.82% (i)	17% (d)
12/31/2015	$524,461	0.33%	0.33%	N/A	1.86%	28% (j)
12/31/2014	$651,746	0.10%	0.10%	N/A	3.26%	16%
12/31/2013	$645,735	0.10%	0.10%	4.22%	4.22%	26%
12/31/2012	$523,785	0.10%	0.10%	0.96%	0.96%	28%
12/31/2011	$511,453	0.10%	0.10%	0.91%	0.91%	34%
Class L
06/30/2016	$ 48,610	0.70% (i)	0.70% (i)	N/A	0.69% (i)	17% (d)
12/31/2015	$ 41,987	0.60%	0.60%	N/A	2.02%	28% (j)
12/31/2014	$ 27,959	0.35%	0.35%	N/A	3.60%	16%
12/31/2013	$ 16,628	0.35%	0.35%	5.71%	5.71%	26%
12/31/2012	$ 5,511	0.35%	0.35%	1.66%	1.66%	28%
12/31/2011 (e)	$ 367	0.35% (i)	0.31% (i)	6.41% (i)	6.44% (i)	34%
Institutional Class
06/30/2016	$ 40,818	0.10% (i)	0.10% (i)	N/A	1.41% (i)	17% (d)
12/31/2015 (f)	$ 20,858	0.10% (i)	0.10% (i)	N/A	4.56% (i)	28% (j)
(a)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was July 29, 2011.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Funds (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Semi-Annual Report - June 30, 2016

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.
As of June 30, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2016:
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2016	$ 95,235,356	$41,707,441	$177,215,285	$35,009,061
Total interest received	737,464	322,908	1,307,822	269,015
Purchases	20,007,381	12,523,006	27,711,032	9,056,436
Sales	(7,812,996)	(5,776,299)	(22,001,024)	(4,853,079)
Ending Balance, June 30, 2016	$108,167,205	$48,777,056	$184,233,115	$39,481,433
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 30, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Semi-Annual Report - June 30, 2016

Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile II Fund	$500,642,139	$8,191,837	$(25,905,898)	$(17,714,061)
Great-West Moderately Conservative Profile II Fund	232,728,692	3,459,078	(12,964,232)	(9,505,154)
Great-West Moderate Profile II Fund	1,186,979,216	43,794,231	(73,696,707)	(29,902,476)
Great-West Moderately Aggressive Profile II Fund	460,519,180	11,512,766	(30,539,486)	(19,026,720)
Great-West Aggressive Profile II Fund	625,006,455	21,545,086	(54,842,546)	(33,297,460)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan

Semi-Annual Report - June 30, 2016

provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 6,723,860	$ 1,380,780	$ 474,021	$ (103,673)	$ 38,495	$ —
Great-West Federated Bond Fund Institutional Class	3,842,734	33,282,434	6,643,713	3,387,346	(166,148)	569,933	38,043,064
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,424,345	19,623,885	4,821,357	4,331,847	(720,956)	151,947	22,061,543
Great-West Invesco Small Cap Value Fund Institutional Class	397,155	3,016,349	895,486	751,885	(189,734)	19,702	3,419,506
Great-West Life & Annuity Contract	108,167,205	95,235,356	20,007,381	7,812,996	—	737,464	108,167,205
Great-West Loomis Sayles Bond Fund Institutional Class	5,310,026	43,560,215	7,828,146	4,798,532	(528,583)	1,289,164	49,595,640
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	392,496	2,921,216	864,343	769,200	(183,288)	16,519	3,395,086
Great-West MFS International Growth Fund Institutional Class	1,251,059	8,838,817	2,901,339	1,511,496	(188,423)	—	10,133,581
Great-West MFS International Value Fund Institutional Class	2,057,150	18,015,019	4,329,649	2,089,852	688,042	—	20,530,357
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,781,974	6,724,283	3,229,012	1,241,742	572	33,920	15,770,473
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	305,732	2,325,672	958,425	571,661	(83,666)	2,869	2,721,017
Great-West Putnam Equity Income Fund Institutional Class	2,104,708	16,281,651	4,004,224	2,147,308	22,015	166,115	18,626,668
Great-West Putnam High Yield Bond Institutional Class	2,504,792	21,612,369	3,756,158	3,690,139	(299,206)	634,583	23,044,091

Semi-Annual Report - June 30, 2016

Great-West Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Real Estate Index Fund Institutional Class	2,317,524	$21,156,177	$ 5,771,092	$3,726,884	$ 659,138	$ 447,050	$ 24,588,925
Great-West Short Duration Bond Fund Institutional Class	3,057,147	26,557,589	5,673,150	2,080,508	(21,841)	243,092	30,540,898
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,164,608	16,308,520	4,401,427	3,219,398	(211,788)	274,855	18,615,628
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	689,246	5,148,390	1,419,781	888,856	(93,906)	—	5,906,837
Great-West Templeton Global Bond Fund Institutional Class	5,663,563	42,456,505	11,033,914	3,337,038	(488,925)	659,012	49,782,718
Great-West U.S. Government Mortgage Securities Fund Institutional Class	3,817,572	33,281,832	7,330,667	3,457,110	(131,302)	467,691	37,984,841
					$(2,041,672)	$5,752,411	$482,928,078
Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 4,866,514	$ 972,455	$ 302,713	$ (71,458)	$ 27,534	$ —
Great-West Federated Bond Fund Institutional Class	1,391,625	11,724,591	3,281,971	1,787,726	(88,413)	203,762	13,777,084
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,815,843	14,222,518	3,712,579	2,772,482	(502,988)	113,600	16,524,173
Great-West Invesco Small Cap Value Fund Institutional Class	296,090	2,261,631	626,631	510,050	(130,658)	14,649	2,549,332
Great-West Life & Annuity Contract	48,777,056	41,707,441	12,523,006	5,776,299	—	$ 322,908	48,777,056
Great-West Loomis Sayles Bond Fund Institutional Class	1,926,382	15,323,156	3,740,968	2,197,633	(275,566)	$ 468,549	17,992,408
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	292,359	2,121,408	689,015	556,646	(139,263)	12,275	2,528,907
Great-West MFS International Growth Fund Institutional Class	933,956	6,419,328	2,235,859	1,017,678	(142,852)	—	7,565,042
Great-West MFS International Value Fund Institutional Class	1,540,224	13,046,813	3,546,735	1,497,922	409,532	—	15,371,437
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,339,809	4,867,192	2,518,769	647,251	(16,004)	25,473	11,857,306
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	226,696	1,704,229	686,766	365,124	(51,644)	2,119	2,017,594
Great-West Putnam Equity Income Fund Institutional Class	1,577,167	11,798,192	3,209,541	1,415,943	(20,617)	124,125	13,957,927
Great-West Putnam High Yield Bond Institutional Class	909,826	7,595,425	1,719,240	1,480,692	(175,263)	230,783	8,370,405
Great-West Real Estate Index Fund Institutional Class	968,356	8,522,223	2,382,391	1,231,308	205,030	186,321	10,274,254
Great-West Short Duration Bond Fund Institutional Class	148,773	1,174,324	431,172	137,636	(1,075)	11,656	1,486,240

Semi-Annual Report - June 30, 2016

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,618,895	$11,800,664	$ 3,487,665	$2,257,328	$ (263,210)	$ 205,061	$ 13,922,497
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	513,581	3,732,861	1,085,559	563,342	(59,624)	—	4,401,393
Great-West Templeton Global Bond Fund Institutional Class	2,057,393	14,943,991	4,778,543	1,613,350	(290,226)	239,865	18,084,488
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,383,517	11,726,501	3,604,535	1,824,945	(13,561)	167,051	13,765,994
					$(1,627,860)	$2,355,731	$223,223,537
Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 39,420,341	$ 5,133,317	$ 810,552	$ 38,292	$ 218,292	$ —
Great-West Federated Bond Fund Institutional Class	5,259,094	49,840,308	7,345,082	7,377,323	(352,326)	800,238	52,065,034
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	12,975,703	114,976,132	11,116,167	15,861,436	(1,295,496)	820,430	118,078,896
Great-West Invesco Small Cap Value Fund Institutional Class	2,105,356	17,370,704	2,344,031	2,247,033	(319,651)	105,333	18,127,117
Great-West Life & Annuity Contract	184,233,115	177,215,285	27,711,032	22,001,024	—	1,307,822	184,233,115
Great-West Loomis Sayles Bond Fund Institutional Class	7,267,812	65,258,442	7,408,568	9,475,479	(1,148,997)	1,772,604	67,881,363
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,078,861	17,176,296	2,158,519	2,269,199	95,460	88,422	17,982,148
Great-West MFS International Growth Fund Institutional Class	6,643,655	51,821,130	7,618,504	3,974,349	(125,076)	—	53,813,601
Great-West MFS International Value Fund Institutional Class	11,020,219	105,536,154	9,541,339	7,643,917	2,433,501	—	109,981,785
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	9,579,966	39,439,145	8,896,737	3,178,985	51,973	183,305	84,782,702
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,621,105	13,724,911	2,873,297	1,944,180	(267,017)	15,320	14,427,829
Great-West Putnam Equity Income Fund Institutional Class	11,277,407	95,449,853	9,638,946	6,458,655	1,340,850	896,159	99,805,049
Great-West Putnam High Yield Bond Institutional Class	3,425,882	32,370,462	3,562,092	6,340,852	(405,178)	872,635	31,518,106
Great-West Real Estate Index Fund Institutional Class	4,464,269	44,341,588	5,923,399	6,085,065	700,819	862,680	47,365,896
Great-West Short Duration Bond Fund Institutional Class	576,832	4,984,072	1,171,057	467,396	(2,570)	47,085	5,762,557
Great-West T. Rowe Price Equity Income Fund Institutional Class	11,556,747	95,548,510	11,038,860	9,543,799	2,432,278	1,481,002	99,388,028
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,672,761	30,100,027	3,498,435	2,405,187	362,016	—	31,475,562

Semi-Annual Report - June 30, 2016

Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Templeton Global Bond Fund Institutional Class	7,783,030	$ 63,546,234	$10,609,025	$ 5,401,593	$ (941,701)	$ 909,554	$ 68,412,837
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,223,630	49,844,810	8,213,346	7,345,825	(257,365)	657,220	51,975,115
					$ 2,339,812	$11,038,101	$1,157,076,740
Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$17,193,354	$2,588,349	$ 145,045	$ (14,241)	$ 98,179	$ —
Great-West Federated Bond Fund Institutional Class	1,354,245	11,825,079	2,913,418	1,882,012	(79,110)	202,327	13,407,028
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	6,145,146	50,108,316	8,245,798	5,427,292	8,579	387,486	55,920,825
Great-West Invesco Small Cap Value Fund Institutional Class	1,001,959	7,616,767	1,597,451	929,636	(170,705)	49,965	8,626,872
Great-West Life & Annuity Contract	39,481,433	35,009,061	9,056,436	4,853,079	—	269,015	39,481,433
Great-West Loomis Sayles Bond Fund Institutional Class	1,872,695	15,448,144	3,175,518	2,275,477	(273,835)	457,483	17,490,970
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	989,152	7,468,644	1,533,273	951,575	(34,605)	41,903	8,556,162
Great-West MFS International Growth Fund Institutional Class	3,150,985	22,599,042	5,254,430	1,462,076	86,654	—	25,522,976
Great-West MFS International Value Fund Institutional Class	5,215,190	46,024,947	8,046,638	3,301,295	1,071,710	—	52,047,594
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,534,098	17,193,472	6,570,728	1,538,543	(43,064)	86,697	40,126,767
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	769,710	5,989,953	1,827,010	873,536	(117,636)	7,249	6,850,427
Great-West Putnam Equity Income Fund Institutional Class	5,336,054	41,621,180	7,167,136	2,180,305	584,127	423,187	47,224,081
Great-West Putnam High Yield Bond Institutional Class	879,908	7,670,463	1,468,488	1,594,680	(183,047)	224,470	8,095,150
Great-West Real Estate Index Fund Institutional Class	1,485,633	13,621,374	3,321,601	2,103,376	360,810	287,549	15,762,567
Great-West Short Duration Bond Fund Institutional Class	941,058	8,208,322	2,159,729	1,088,675	(8,025)	75,388	9,401,171
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,479,180	41,625,448	8,000,235	4,288,678	423,855	699,658	47,120,952
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,738,459	13,073,991	2,505,739	893,151	93,760	—	14,898,593
Great-West Templeton Global Bond Fund Institutional Class	1,999,159	15,051,523	4,121,359	1,565,638	(276,704)	233,737	17,572,612

Semi-Annual Report - June 30, 2016

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,345,355	$11,827,637	$3,153,644	$1,845,415	$ (5,086)	$ 165,988	$ 13,386,280
					$1,423,437	$3,710,281	$441,492,460
Great-West Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 36,229,434	$4,167,896	$ 685,867	$ (22,580)	$ 198,599	$ —
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	11,488,956	105,508,483	6,984,495	13,622,660	21,348	727,169	104,549,501
Great-West Invesco Small Cap Value Fund Institutional Class	1,864,619	15,966,968	1,473,503	1,888,476	(241,639)	93,408	16,054,371
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,841,211	15,794,585	1,273,049	1,899,857	113,361	78,405	15,926,477
Great-West MFS International Growth Fund Institutional Class	5,873,401	47,615,354	5,462,486	4,236,899	(432,973)	—	47,574,548
Great-West MFS International Value Fund Institutional Class	9,732,534	96,968,374	6,952,064	8,536,064	2,587,547	—	97,130,688
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	8,478,243	36,232,429	7,367,503	4,202,755	294,010	162,721	75,032,446
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,432,980	12,624,167	2,154,676	1,757,630	(245,325)	13,560	12,753,521
Great-West Putnam Equity Income Fund Institutional Class	9,994,654	87,698,890	6,382,292	6,417,779	1,308,913	794,039	88,452,687
Great-West Real Estate Index Fund Institutional Class	1,728,000	17,627,793	2,585,642	2,904,467	473,903	331,013	18,334,078
Great-West T. Rowe Price Equity Income Fund Institutional Class	10,238,776	87,702,435	6,673,213	9,431,378	1,038,983	1,313,119	88,053,471
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,249,382	27,573,267	2,372,408	2,297,109	317,121	—	27,847,207
					$5,212,669	$3,712,033	$591,708,995
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile II Fund	$105,620,467	$56,616,571
Great-West Moderately Conservative Profile II Fund	61,307,951	32,402,760
Great-West Moderate Profile II Fund	192,899,835	170,269,744
Great-West Moderately Aggressive Profile II Fund	104,152,828	62,068,770

Semi-Annual Report - June 30, 2016

	Purchases	Sales
Great-West Aggressive Profile II Fund	96,364,246	105,608,630
4.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Aggressive Profile III Fund, Great-West Moderately Aggressive Profile III Fund, Great-West Moderate Profile III Fund, Great-West Moderately Conservative Profile II Fund and Great-West Conservative Profile II Fund (each, a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for each Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2015. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the Great-West Aggressive Profile II Fund, the Board noted that, although the Fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2015, the Fund was in the first quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the same periods.
For the Great-West Moderately Aggressive Profile II Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2015, the Fund was in the second, second, second and first quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2015, it outperformed its benchmark index for the ten-year period ended December 31, 2015.
For the Great-West Moderate Profile II Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2015, the Fund was in the first, first, second, and first quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2015, it outperformed its benchmark index for the ten-year period ended December 31, 2015.
For the Great-West Moderately Conservative Profile II Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2015, the Fund was in the first, second, second and second quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2015, it outperformed its benchmark index for the ten-year period ended December 31, 2015.
For the Great-West Conservative Profile II Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2015, the Fund was in the first, second, second and first quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2015, it outperformed its benchmark index for the ten-year period ended December 31, 2015.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory

Agreement (the “Contractual Management Fee”) and each Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that for the Great-West Aggressive Profile II Fund, the Fund’s Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was lower than the average and the median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
For the Great-West Moderately Aggressive Profile II Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group of funds. However, the Board noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.
For the Great-West Moderate Profile II Fund, the Board noted that the Fund’s Contractual Management Fee was higher than the average and median contractual management fee of its peer groups of funds and the Fund’s Management Fee Less Non-Management Expenses was higher than the average and lower than the median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.
For the Great-West Moderately Conservative Profile II Fund, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and the median contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.
For the Great-West Conservative Profile Fund II, the Board noted that the Fund’s Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of funds. The Board also considered that the Fund’s total annual operating expense ratio was lower than the average and the median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by an affiliate of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that each Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016